UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  3/31/99

Check  here  if  Amendment  [  ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):            [ ]is  a  restatement.
                                                 [X]adds  new  holdings
                                                 entries.
Institutional  Investment  Manager  Filing       this  Report:

Name:          Robshaw  &  Julian  Associates,  Inc.

Address:       6255  Sheridan  Drive,  Suite  400,
               Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      James  P.  Julian
Title:     Vice  President
Phone:     716-633-6555

Signature,  Place,  and  Date  of  Signing:

James  P.  Julian                Williamsville,  New  York               5/3/99

  [Signature]                         [City,  State]                     [Date]

Report  Type  (Check  only  one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:

[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number          Name

     28-_7320                    Robshaw  &  Julian  Associates,  Inc.



                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            0

Form  13F  Information  Table  Entry  Total:      42

Form  13F  Information  Table  Value  Total:     $187,837
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE


         Item 1:          Item 2:   Item 3:      Item 4:                          Item 6:           Item 7:     Item 8:
    Name  of  Issuer      Title of  Cusip     Fair Market                   Investment Discretion  Managers Voting Authority
                           Class    Number      Value     Principal  Price  (a)    (b)       (c)   Instr. (a)    (b)    (c)
                                                            Amount          sole  Shared-   Shared   V    Sole  Shared  None
                                                                                    As      Other
                                                                                 Defined
                                                                                in Instr V
AFLAC INC                  COMMON    1055102  13,801,975    253,538  54.44  x                       none  x
INTEL CORP                 COMMON  458140100  13,785,221    115,964  118.9  x                       none  x
GENERAL ELECTRIC CO.       COMMON  369604103  12,997,553    117,492  110.6  x                       none  x
FANNIE MAE                 COMMON  313586109  12,989,569    187,575  69.25  x                       none  x
AMERICAN HOME PRODS CORP   COMMON   26609107  12,846,420    196,880  65.25  x                       none  x
MERCK & CO INC             COMMON  589331107  10,989,144    137,150  80.13  x                       none  x
AUTOMATIC DATA PROCESSING  COMMON   53015103   8,918,381    215,550  41.38  x                       none  x
WAL MART STORES INC        COMMON  931142103   8,430,547     91,450  92.19  x                       none  x
ROYAL DUTCH PETE CO.       COMMON  780257705   6,558,448    126,124     52  x                       none  x
PEPSICO INC                COMMON  713448108   6,491,840    165,661  39.19  x                       none  x
MBIA INC.                  COMMON  55262C100   6,329,250    109,125     58  x                       none  x
HEWLETT PACKARD CO.        COMMON  428236103   6,240,445     92,025  67.81  x                       none  x
CORNING INC.               COMMON  219350105   6,063,000    101,050     60  x                       none  x
SYSCO CORP                 COMMON  871829107   5,954,519    226,300  26.31  x                       none  x
PHILIP MORRIS COS INC      COMMON  718154107   5,894,082    167,505  35.19  x                       none  x
DISNEY WALT COMPANY        COMMON  254687106   5,545,604    178,172  31.13  x                       none  x
SCHLUMBERGER               COMMON  806857108   5,365,716     89,150  60.19  x                       none  x
MEDTRONIC                  COMMON  585055106   5,043,828     70,175  71.88  x                       none  x
MCI WORLDCOM               COMMON  55268B106   4,941,522     55,797  88.56  x                       none  x
ELI LILLY & CO.            COMMON  532457108   4,916,384     57,925  84.88  x                       none  x
MONSANTO                   COMMON  611662107   4,486,945     97,675  45.94  x                       none  x
SARA LEE CORP              COMMON  803111103   4,014,450    162,200  24.75  x                       none  x
PRAXAIR INC.               COMMON  74005P104   3,733,370    103,525  36.06  x                       none  x
SERVICE CORP INTL          COMMON  817565104   1,821,150    127,800  14.25  x                       none  x
INGRAM MICRO               COMMON  457153104   1,433,766     62,850  22.81  x                       none  x
EXXON CORP                 COMMON  302290101   1,377,945     19,528  70.56  x                       none  x
WARNER LAMBERT             COMMON  934488107     821,500     12,400  66.25  x                       none  x
AMERICA ONLINE             COMMON  02364J104     588,000      4,000    147  x                       none  x
MORGAN J P & CO INC        COMMON  616880100     552,227      4,476  123.4  x                       none  x
COCA COLA CO.              COMMON  191216100     503,275      8,200  61.38  x                       none  x
AMERICAN INTL GROUP        COMMON   26874107     494,683      4,101  120.6  x                       none  x
M&T                        COMMON  55261F104     483,311      1,009    479  x                       none  x
GILLETTE CO.               COMMON  375766102     463,613      7,800  59.44  x                       none  x
SCHERING PLOUGH            COMMON  806605101     419,900      7,600  55.25  x                       none  x
AIR PRODUCTS & CHEM        COMMON    9158106     369,900     10,800  34.25  x                       none  x

         Item 1:        Item 2:   Item 3:      Item 4:                    Item 6:                Item 7:          Item 8:
                       Title of   Cusip        Fair                Investment Discretion        Managers Voting Authority
    Name of Issuer       Class    Number       Market                    (a)     (b)       (c)    Instr.  (a)    (b)    (c)
                                               Value                     sole  Shared-    Shared          Sole  Shared  None
                                                                                 As       Other
                                                                              Defined
                                                                              in Instr.V
DU PONT E I DE NEMOURS  COMMON  263534109      365,794      6,300  58.06  x                       none  x
PFIZER                  COMMON  717081103      360,750      2,600  138.8  x                       none  x
GENERAL MLS INC         COMMON  370334104      350,610      4,640  75.56  x                       none  x
COLGATE PALMOLIVE       COMMON  194162103      322,000      3,500     92  x                       none  x
HSBC                    COMMON  404280307      281,270        897  313.6  x                       none  x
PALL CORP.              COMMON  696429307      273,281     16,500  16.56  x                       none  x
MOBIL CORP              COMMON  607059102      216,480      2,460     88  x                       none  x
                                           -----------
                                           187,837,665

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